Segment Information - Results per Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 211,701	$ 208,507	$ 190,734
Sales of products	39,347	60,267	46,350
Time charter, voyage and port terminal expenses	(33,564)	(47,653)	(42,428)
Direct vessel expenses	(74,746)	(72,187)	(72,713)
Cost of products sold	(36,811)	(58,011)	(42,760)
Depreciation of vessels, port terminals and other fixed assets	(24,146)	(21,264)	(19,555)
Amortization of intangible assets	(3,823)	(3,822)	(3,799)
Amortization of deferred drydock and special survey costs	(7,280)	(5,838)	(3,392)
General and administrative expenses	(14,008)	(14,764)	(14,617)
Recovery of/(provision for) losses on accounts receivable	52	(548)	(567)
Taxes other than income taxes	(11,976)	(9,275)	(7,912)
Loss on bond extinguishment	0	(27,281)	0
Gain on sale of assets	0	0	18
Interest expense and finance cost, net	(27,082)	(27,837)	(25,148)
Interest income	569	291	219
Foreign exchange differences, net	219	1,494	414
Other income, net	235	941	430
Income/(loss) before income taxes and noncontrolling interest	18,687	(16,980)	5,274
Income tax benefit/(expense)	3,551	276	4,554
Net income/(loss)	22,238	(16,704)	9,828
Less: Net income attributable to the noncontrolling interest	0	0	(112)
Net income/(loss) attributable to Navios Logistics' stockholders	22,238	(16,704)	9,716
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	42,382	39,687	39,189
Sales of products	39,347	60,267	46,350
Time charter, voyage and port terminal expenses	(11,784)	(11,158)	(10,654)
Direct vessel expenses	0	0	0
Cost of products sold	(36,811)	(58,011)	(42,760)
Depreciation of vessels, port terminals and other fixed assets	(3,431)	(3,385)	(2,853)
Amortization of intangible assets	(1,006)	(987)	(983)
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	(2,661)	(2,459)	(2,097)
Recovery of/(provision for) losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	(234)
Loss on bond extinguishment		0
Gain on sale of assets			18
Interest expense and finance cost, net	(1,088)	(1,329)	0
Interest income	250	48	75
Foreign exchange differences, net	(638)	(120)	(339)
Other income, net	72	456	8
Income/(loss) before income taxes and noncontrolling interest	24,632	23,009	25,720
Income tax benefit/(expense)	0	168	1,587
Net income/(loss)			27,307
Less: Net income attributable to the noncontrolling interest			0
Net income/(loss) attributable to Navios Logistics' stockholders	24,632	23,177	27,307
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	63,345	59,720	54,337
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(2,659)	(1,938)	(1,871)
Direct vessel expenses	(41,831)	(32,672)	(34,499)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(4,645)	(2,606)	(2,655)
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	(4,810)	(3,000)	(2,188)
General and administrative expenses	(1,128)	(858)	(898)
Recovery of/(provision for) losses on accounts receivable	0	(158)	(123)
Taxes other than income taxes	(5,600)	(6,090)	(4,847)
Loss on bond extinguishment		(5,000)
Gain on sale of assets			0
Interest expense and finance cost, net	(5,273)	(5,537)	(6,504)
Interest income	0	0	0
Foreign exchange differences, net	679	802	692
Other income, net	(450)	0	0
Income/(loss) before income taxes and noncontrolling interest	(2,372)	2,663	1,444
Income tax benefit/(expense)	(785)	(2,025)	(1,218)
Net income/(loss)			226
Less: Net income attributable to the noncontrolling interest			0
Net income/(loss) attributable to Navios Logistics' stockholders	(3,157)	638	226
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	105,974	109,100	97,208
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(19,121)	(34,557)	(29,903)
Direct vessel expenses	(32,915)	(39,515)	(38,214)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(16,070)	(15,273)	(14,047)
Amortization of intangible assets	(2,817)	(2,835)	(2,816)
Amortization of deferred drydock and special survey costs	(2,470)	(2,838)	(1,204)
General and administrative expenses	(10,219)	(11,447)	(11,622)
Recovery of/(provision for) losses on accounts receivable	52	(390)	(444)
Taxes other than income taxes	(6,376)	(3,185)	(2,831)
Loss on bond extinguishment		(22,281)
Gain on sale of assets			0
Interest expense and finance cost, net	(16,982)	(18,038)	(16,375)
Interest income	319	243	144
Foreign exchange differences, net	178	812	61
Other income, net	613	485	422
Income/(loss) before income taxes and noncontrolling interest	166	(39,719)	(19,621)
Income tax benefit/(expense)	4,336	2,133	4,185
Net income/(loss)			(15,436)
Less: Net income attributable to the noncontrolling interest			(112)
Net income/(loss) attributable to Navios Logistics' stockholders	4,502	(37,586)	(15,548)
Unallocated interest
Segment Reporting Information
Time charter, voyage and port terminal revenues	0	0	0
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	0	0	0
Direct vessel expenses	0	0	0
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	0	0	0
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	0	0	0
Recovery of/(provision for) losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	0
Loss on bond extinguishment		0
Gain on sale of assets			0
Interest expense and finance cost, net	(3,739)	(2,933)	(2,269)
Interest income	0	0	0
Foreign exchange differences, net	0	0	0
Other income, net	0	0	0
Income/(loss) before income taxes and noncontrolling interest	(3,739)	(2,933)	(2,269)
Income tax benefit/(expense)	0	0	0
Net income/(loss)			(2,269)
Less: Net income attributable to the noncontrolling interest			0
Net income/(loss) attributable to Navios Logistics' stockholders	$ (3,379)	$ (2,933)	$ (2,269)